Earnings per share_Details of earnings per share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩) ₩ / shares shares		Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares		Dec. 31, 2018 KRW (₩) ₩ / shares shares
Basic earnings per share [Abstract]
Net income attributable to common shareholders	₩ 1,307,266		$ 1,203,633	₩ 1,872,207		₩ 2,033,182
Dividends to hybrid securities | ₩	(48,915)			(4,362)		(151,194)
Net income attributable to common shareholders | ₩	₩ 1,258,351			₩ 1,867,845		₩ 1,881,988
Weighted average number of common shares outstanding | shares	722,267,681		722,267,681	685,488,521		673,000,000
Basic EPS (Unit: Korean Won) | ₩ / shares	₩ 1,742			₩ 2,727		₩ 2,796
Diluted earnings per share [Abstract]
Diluted earnings per share | ₩ / shares	₩ 1,742	[1]		₩ 2,727	[2]	₩ 2,796

[1]	Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2019 and 2020.
[2]	Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2019 and 2020.